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                            SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                                                                         ("SAI")


                                                LIBERTY INCOME BOND FUND CLASS A
                                          LIBERTY INTERMEDIATE BOND FUND CLASS A
                                            LIBERTY HIGH YIELD BOND FUND CLASS A
                                     LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A


The section of the SAI entitled "MANAGEMENT OF THE FUNDS" is supplemented as follows:

On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.
















                                                        November 1, 2000




G-35/803D-1100